RISK MANAGEMENT - Minimum regulatory capital requirements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 23,744	$ 22,281
Other comprehensive income	(1,146,565)	1,117,182
Net income for the period	8,018,417	13,383,391
Non-controlling interests	14,354,689	16,457,994
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	3,553	3,313
Reserves and retained earnings	13,301,448	18,371,450
Other comprehensive income	41,828	5,579,158
Net income for the period	2,804,925	4,356,721
Deductions:
Unconsolidated financial sector investments	(3,261,888)	(2,638,133)
Goodwill and other intangibles	(1,416,196)	(7,652,367)
Deferred tax assets	(1,035,857)	(1,221,886)
Other	(111)
CET1	10,437,701	16,798,256
Hybrid instruments recognized as additional primary capital		2,070,203
AT1		2,070,203
Tier I	10,437,701	18,868,459
Subordinated bonds	3,135,871	3,438,652
Tier II capital	3,135,871	3,438,652
Other deductions from technical capital		(28,010)
Technical capital	13,573,572	22,279,101
Risk-weighted assets	88,898,130	142,407,577
Value at risk	759,624	1,013,946
Regulatory value at risk	8,440,262	11,266,069
Operational Risk	577,099	977,168
Regulatory operational risk	6,412,206	10,857,424
Risk-weighted assets including regulatory value at risk and operational risk	$ 103,750,598	$ 164,531,069
CET1 solvency ratio	10.10%	10.20%
AT1 capital solvency ratio	0.00%	1.30%
Tier 1 capital solvency ratio	10.10%	11.50%
Tier II solvency ratio	3.00%	2.10%
Total solvency ratio	13.10%	13.50%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 4,677	$ 4,677
Reserves and retained earnings	4,791,295	4,359,303
Other comprehensive income	(65,254)	210,348
Net income for the period	452,493	580,158
Deductions:
Unconsolidated financial sector investments	(226,950)	(671,120)
Goodwill and other intangibles	(533,300)	(447,966)
Deferred tax assets		(54,329)
Other	(4,190)	(4,592)
CET1	4,418,771	3,976,479
Tier I	4,418,771	3,976,479
Subordinated bonds	834,895	464,650
Tier II capital	834,895	464,650
Technical capital	5,253,666	4,441,129
Risk-weighted assets	37,591,858	30,661,940
Value at risk	272,515	327,611
Regulatory value at risk	3,027,946	3,640,125
Operational Risk	227,231	150,386
Regulatory operational risk	2,524,786	1,670,957
Risk-weighted assets including regulatory value at risk and operational risk	$ 43,144,590	$ 35,973,022
CET1 solvency ratio	10.20%	11.10%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.20%	11.10%
Tier II solvency ratio	1.90%	1.30%
Total solvency ratio	12.20%	12.30%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 77,253	$ 77,253
Reserves and retained earnings	2,876,025	2,693,597
Other comprehensive income	198,193	269,860
Net income for the period	80,210	313,289
Non-controlling interests	29,714	28,249
Deductions:
Unconsolidated financial sector investments	(355,124)	(285,837)
Goodwill and other intangibles	(293,825)	(243,131)
Other	(157,747)	(173,904)
CET1	2,454,700	2,679,376
Tier I	2,454,700	2,679,376
Subordinated bonds	177,147	196,830
Tier II capital	177,147	196,830
Technical capital	2,631,847	2,876,206
Risk-weighted assets	18,473,302	17,137,233
Value at risk	147,685	173,261
Regulatory value at risk	1,640,943	1,925,118
Operational Risk	115,899	72,079
Regulatory operational risk	1,287,767	800,880
Risk-weighted assets including regulatory value at risk and operational risk	$ 21,402,012	$ 19,863,231
CET1 solvency ratio	11.50%	13.50%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	11.50%	13.50%
Tier II solvency ratio	0.80%	1.00%
Total solvency ratio	12.30%	14.50%
Banco Comercial AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 22,297	$ 22,297
Reserves and retained earnings	1,524,474	1,421,317
Other comprehensive income	(30,491)	69,909
Net income for the period	112,035	161,587
Deductions:
Goodwill and other intangibles	(124,474)	(110,987)
Deferred tax assets		(38,214)
Other	(153,441)	(197,730)
CET1	1,350,401	1,328,179
Other	176	176
AT1	176	176
Tier I	1,350,577	1,328,355
Plus/minus others	25,317	67,754
Tier II capital	25,317	67,754
Technical capital	1,375,894	1,396,109
Risk-weighted assets	10,419,661	8,781,323
Value at risk	96,711	126,799
Regulatory value at risk	1,074,571	1,408,877
Operational Risk	81,824	55,291
Regulatory operational risk	909,158	614,340
Risk-weighted assets including regulatory value at risk and operational risk	$ 12,403,390	$ 10,804,540
CET1 solvency ratio	10.90%	12.30%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	10.90%	12.30%
Tier II solvency ratio	0.20%	0.60%
Total solvency ratio	11.10%	12.90%
Corporacion Financiera Colombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 3,464	$ 3,234
Reserves and retained earnings	9,587,611	8,406,277
Other comprehensive income	47,709	643,767
Net income for the period	1,713,807	1,295,635
Non-controlling interests	1,210	877
Deductions:
Goodwill and other intangibles	(66,553)	(39,333)
Deferred tax assets	(5,191)	(2,060)
Other	(5,847)	(10,672)
CET1	11,276,209	10,297,725
Other	192	181
AT1	192	181
Tier I	11,276,401	10,297,906
Other deductions from technical capital	(44,131)	(49,152)
Technical capital	11,232,270	10,248,754
Risk-weighted assets	18,238,986	15,660,907
Value at risk	190,534	211,684
Regulatory value at risk	2,117,047	2,352,045
Operational Risk	303,453	190,089
Regulatory operational risk	3,371,697	2,112,103
Risk-weighted assets including regulatory value at risk and operational risk	$ 23,727,730	$ 20,125,055
CET1 solvency ratio	47.50%	51.20%
AT1 capital solvency ratio	0.00%	0.00%
Tier 1 capital solvency ratio	47.50%	51.20%
Tier II solvency ratio	0.00%	0.00%
Total solvency ratio	47.30%	50.90%
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Subscribed and paid-in capital	$ 109,211	$ 109,211
Reserves and retained earnings	2,312,131	2,032,639
Deductions:
Other	(50,626)	(50,626)
Tier I	2,370,715	2,091,223
Unrealized gains/losses on securities available for sale	(31,628)	(2,063)
Tier II capital	(31,628)	(2,063)
Value of the stabilization reserve	(1,781,676)	(1,612,832)
Technical capital	557,412	476,328
Risk-weighted assets	907,164	1,096,715
Value at risk	13,808	23,700
Regulatory value at risk	153,419	263,338
Operational Risk	1,065,159	1,132,524
Regulatory operational risk	1,420,213	1,510,032
Risk-weighted assets including regulatory value at risk and operational risk	$ 2,480,795	$ 2,870,085
Total solvency ratio	22.50%	16.60%